INVESTMENTS - Investment Gains (Losses) , Net (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Investment Gains (Losses), Net	$ (35)	$ (12)	$ 45	$ (32)	$ (191)	$ 1,983	$ (15)
Fixed Maturities
Offsetting Liabilities [Line Items]
Investment Gains (Losses), Net					(194)	83	(8)
Mortgage
Offsetting Liabilities [Line Items]
Investment Gains (Losses), Net					2	(2)	(1)
Private Real Estate Investment Trust
Offsetting Liabilities [Line Items]
Investment Gains (Losses), Net						1,880
Equity securities
Offsetting Liabilities [Line Items]
Investment Gains (Losses), Net					2	(2)	(5)
Other
Offsetting Liabilities [Line Items]
Investment Gains (Losses), Net					$ (1)	$ 24	$ (1)